Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	AUDIT ALLIANCE LLP
Auditor Firm ID	3487
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of AMTD IDEA Group and its subsidiaries (the “Group”) as of December 31, 2024 and 2023, the related consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for the years ended December 31, 2024, 2023 and 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Group as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the years ended December 31, 2024, 2023 and 2022 in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Group’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control—Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework), and our report dated April 30, 2025 expressed an unqualified opinion thereon.